Audit, Audit Related and Other Non-Audit Services - Summary of Total Fees Received by Company's Auditors from the BT Pension Scheme (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Auditor Remuneration [Line Items]
Audit services fees	£ 16,861	£ 14,226	£ 11,295
Audit-related assurance services	475	958	803
Total services	19,752	17,420	13,869
BTPS
Auditor Remuneration [Line Items]
Total services	830	1,120	2,137
BTPS | Audit of financial statements of associates
Auditor Remuneration [Line Items]
Audit services fees	819	1,005	345
Audit-related assurance services | BTPS
Auditor Remuneration [Line Items]
Audit-related assurance services	9	53	0
Taxation compliance services | BTPS
Auditor Remuneration [Line Items]
Other non-audit tax services fees	0	0	153
Taxation advisory services | BTPS
Auditor Remuneration [Line Items]
Other non-audit tax services fees	0	0	1,074
Other non-audit services
Auditor Remuneration [Line Items]
Audit-related assurance services	247	210	592
Other non-audit services | BTPS
Auditor Remuneration [Line Items]
Audit-related assurance services	£ 2	£ 62	£ 565